Share Capital (Details Narrative) - shares		9 Months Ended	12 Months Ended
	Apr. 22, 2020	Sep. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Issuance of stock option			241,000
Warrants Exercise Price 7.00 [Member]
Statement Line Items [Line Items]
Warrants expiration date	Aug. 27, 2021
Warrants Exercise Price 3.30 [Member]
Statement Line Items [Line Items]
Warrants expiration date	Mar. 29, 2022
Warrants Exercise Price 5.75 [Member]
Statement Line Items [Line Items]
Warrants expiration date	Jul. 30, 2023
Warrants [Member]
Statement Line Items [Line Items]
Issuance of stock option		1,448,488	1,092,500
Issuance of warrants	305,060
Stock Options [Member]
Statement Line Items [Line Items]
Issuance of stock option	531,895
Stock option expired	Jul. 22, 2020